Stock-Based Compensation - Stock option award narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Aggregate grant date fair value of stock options granted	$ 1,109,656	$ 0	$ 11,342,727	$ 1,187,258
Weighted-average grant-date fair value of stock options granted	$ 19.13	$ 0	$ 13.78	$ 1.32
Total fair value of stock options vested	$ 191,907	$ 55,693	$ 238,750	$ 220,851
Intrinsic value for stock options exercised	$ 4,204,255	$ 0	$ 1,111,876	$ 47,945